Property, Plant and Equipment - Additional Information (Details) - Head Office, Milton Keynes £ in Millions	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about property, plant and equipment [line items]
Planned investment	£ 200
Expenditures	£ 57